Note 17 - Deferred Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of deferred income tax and social contribution [text block]
17.	DEFERRED INCOME TAX AND SOCIAL CONTRIBUTION

Deferred taxes for income tax and social contribution taxes are calculated on temporary differences between the tax bases of these taxes and the accounting calculation of the Company, among which, tax losses. The rates of these taxes in Brazil, which are expected at the realization of deferred taxes, are
25%
for income tax and
9%
for social contribution. For the other regions, with operational activity, expected rates, are as follow:

Central America and the Caribbean	from 23%	to	31%
Latin America (i)	from 14%	to	30%
Canada		26%

(i) Amendments to Argentine tax legislation approved on
December 29, 2017
affected the Company beginning in
October 2018
and reduced the income tax rate in the
first
two
years from
35%
to
30%
and, in the following years, to
25%.

Deferred tax assets are recognized to the extent that it is probable that future taxable profit is probable, which may
be offset against temporary differences recorded currently, with a special emphasis on tax losses.

The amount of deferred income tax and social contribution by type of temporary difference is detailed as follows:

	2018			2017
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	10.0	–	10.0	39.0	–	39.0
Intangible	–	(1,031.1)	(1,031.1)	–	(719.5)	(719.5)
Employee benefits	614.8	–	614.8	631.1	–	631.1
Trade payables	1,807.8	(271.9)	1,535.9	1,382.4	(314.2)	1,068.2
Trade receivable	41.3	(2.3)	39.0	52.3	–	52.3
Derivatives	18.7	(304.2)	(285.5)	6.8	(5.8)	1.0
Interest-Bearing Loans and Borrowings	2.5	(78.5)	(76.0)	–	–	–
Inventories	266.7	(44.8)	221.9	248.7	(18.1)	230.6
Property, plant and equipment	109.6	(1,386.4)	(1,276.8)	–	(920.5)	(920.5)
Withholding tax over undistributed profits and royalties	–	(863.8)	(863.8)	–	(788.6)	(788.6)
Investments in joint ventures	–	(421.6)	(421.6)	–	(421.6)	(421.6)
Loss carryforwards	791.0	–	791.0	501.0	–	501.0
Provisions	363.1	(24.0)	339.1	347.3	(39.7)	307.6
Other items	50.6	(54.6)	(4.0)	–	(30.5)	(30.5)
Gross deferred tax assets / (liabilities)	4,076.1	(4,483.2)	(407.1)	3,208.6	(3,258.5)	(49.9)
Netting by taxable entity	(2,058.6)	2,058.6	–	(929.3)	929.3	–
Net deferred tax assets / (liabilities)	2,017.5	(2,424.6)	(407.1)	2,279.3	(2,329.2)	(49.9)

The Company only offsets the balances of deferred income tax and social contribution assets against liabilities when they are within the same entity, same nature and are expected to be realized in the same period.

At
December 31, 2018
the assets and liabilities deferred taxes related to combined tax losses has an expected utilization/settlement by temporary differences as follows:

	2018
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investment securities	–	10.0	10.0
Intangible	0.6	(1,031.7)	(1,031.1)
Employee benefits	61.2	553.6	614.8
Trade payables	(208.6)	1,744.5	1,535.9
Trade receivable	35.0	4.0	39.0
Derivatives	(302.3)	16.8	(285.5)
Interest-bearing loans and borrowings	(20.6)	(55.4)	(76.0)
Inventories	215.0	6.9	221.9
Property, plant and equipment	(82.8)	(1,194.0)	(1,276.8)
Withholding tax over undistributed profits and royalties	(72.2)	(791.6)	(863.8)
Investments in joint ventures	–	(421.6)	(421.6)
Provisions	215.8	123.3	339.1
Other items	(1.4)	(2.6)	(4.0)
Total	(160.3)	(1,037.8)	(1,198.1)

The majority of tax losses and negative social contribution bases on which deferred income tax and social contribution were calculated do not
have a limitation period. Its use is based on the projection of the future existence of taxable profits, according to the reality of the past years and to the projections of the Company's business in the economies where it is located, in compliance, therefore, with the applicable fiscal and accounting rules.

Deferred tax related to tax losses	2018
2019	255.0
2020	69.5
2021	50.8
2022	25.6
2023	40.8
2024 à 2026	271.3
2027 à 2029 (i)	78.0
Total	791.0

(i) There is
no
expectation of realization that exceeds the term of
10
years.

As at
December 31, 2018,
the tax credit related to tax losses in the amount of
R$624.3
(
R$427.4
as at
December 31, 2017)
was
not
recorded as the realization is
not
probable.

Major part of the tax losses deferred asset amount do
not
have carryforward limit for utilization and the tax losses carried forward in relation to credit are equivalent to
R$2,496.8
in
December 31, 2018 (
R$1,709.5
in
December 31, 2017).

The net change in deferred income tax and social contribution is detailed as follows:

At December 31, 2016	(61.5)
Full recognition of actuarial gains/(losses)	40.2
Investment hedge in foreign operations	(262.7)
Investment hedge - put option of a subsidiary interest	(31.8)
Cash flow hedge - gains/(losses)	(269.2)
Gains/(losses) on translation of other foreign operations	136.1
Recognized in other comprehensive income	(387.4)
Recognized in income statement	253.0
Changes directly in balance sheet	146.0
Recognized in deferred tax	35.4
Recognized in other group of balance sheet	110.6
At December 31, 2017	(49.9)
Full recognition of actuarial gains/(losses)	(3.5)
Investment hedge in foreign operations	34.5
Investment hedge - put option of a subsidiary interest	44.1
Cash flow hedge - gains/(losses)	(118.3)
Gains/(losses) on translation of other foreign operations	283.4
Recognized in other comprehensive income	240.2
Recognized in income statement	43.9
Changes directly in balance sheet	(641.3)
Recognized in deferred tax	(652.1)
Recognized in other group of balance sheet	10.8
At December 31, 2018	(407.1)